Note 11 - INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
INCOME TAXES

Under current Bermuda law, the Company is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by the Company to its shareholders.

The Company’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to the Company.

The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia and the PRC.  The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2012, and there is no withholding tax on dividends applicable to the Company.  For Thailand, the corporate income tax rate was 30% for each of the two years ended December 31, 2011 and a withholding tax of 10% is levied on dividends received by the Company. CTW is listed on Stock Exchange of Thailand (“SET”), its applicable corporate income rate was 25% for the first 300 million Baht of net profit and 30% for the amount exceeding 300 million Baht. The reduced rate of taxation applied for listed companies for three accounting periods from 2008 to 2010. As a part of an initiative to promote Thailand’s competitiveness, the Thai Government announced in Royal Decree (No. 530) to provide for a reduction of corporate income tax from 30% to: (1) 23% for any accounting periods commencing between January 1, 2012 and December 31, 2012; (2) 20% from any accounting periods commencing between January 1, 2013 and December 31, 2014. In Australia, the corporate income tax rate was 30% for 2010/2011, 2011/2012 and 2012/2013 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2012.

Pursuant to the Corporate Income Tax Law (the CIT Law) of the PRC that came into effect on January 1, 2008, all the enterprises generally are subject to corporate income tax at an effective rate of 25% on income as reported in their statutory accounts. An enterprise located in specially-designated regions or cities and eligible for the preferential policy in the form of a reduced tax rate shall have five years from the time when the CIT Law takes effect to transition progressively to the legally prescribed tax rate. During this period, an enterprise that enjoyed the 15% corporate income tax rate shall be subject to the 18% tax rate for the year 2008, 20% for the year 2009, 22% for the year 2010, 24% for the year 2011, and 25% from the year 2012 onwards.

PEWS is located in Shenzhen, which is a region where preferential tax rates apply and qualified for a reduced rate of taxation of 22% and 24% for the years 2010 and 2011, respectively. PEWS is the only subsidiary of the Company in the PRC that qualified for the preferential tax rates under the CIT Law. For PEWS, the unified tax rate of 25% applied with effect from January 1, 2012. Under the CIT law, dividend distributions of profits earned prior to January 1, 2008 to foreign investor(s) are exempt from withholding tax; distribution of the profits earned after January 1, 2008 is subject to withholding tax of 10%, reduced to 5% under the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with Respect to Taxes on Income provided that the Hong Kong holding company, CCH (HK), qualifies as the “beneficial owner” of the dividend income under Cuoshuiban [2009] No.601.

Pre-tax income (loss) from continuing operations was taxed in the following jurisdictions:

	Year ended December 31,
	2010	2011	2012

Thailand	$ 24,750	$ 8,760	$ 21,728
Singapore	1,671	(80)	2,235
Australia	2,176	3,130	5,426
PRC	6,921	985	(142)
Others	(3,665)	(12,101)	(1,933)
	31,853	694	27,314
Equity investees
Thailand	–	–	(2)
PRC	(21)	(58)	(19)
	$ 31,832	$ 636	$ 27,293

            Significant components of the provision (benefit) for income taxes are as follows:

	Year ended December 31,
	2010	2011	2012

Allocated to net income (loss)

Current:
Thailand	$ 4,069	$ 4,869	$ 4,442
Singapore	–	–	382
PRC	1,324	679	149
Australia	956	1,291	1,069
Total current	6,349	6,839	6,042

Deferred:
Thailand	170	(1,446)	1,583
Singapore	59	(154)	512
PRC	197	(43)	(192)
Australia	(262)	(316)	438
Total deferred	164	(1,959)	2,341
The benefits of operating loss carried forwards	(72)	(314)	–
	$ 6,441	$ 4,566	$ 8,383
Allocated to other comprehensive income (loss)	$ 84	$ –	$ (1,045)

The parent company’s tax is filed in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the taxes incurred by the Operating Subsidiaries, in their respective jurisdiction. The Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	Year ended December 31,
Income tax at statutory tax rate in:	2010	2011	2012

Tax provision at statutory rate (23%)	$ 9,608	$ 191	$ 6,277

Foreign income taxed at different rate	881	1,350	692
Expenses not deductible for tax purpose	1,684	753	172
Impairment of goodwill not deductible for tax	–	2,637	–
Written-off deferred tax assets arising from liquidation of a subsidiary	–	3,633	–
Reversal of valuation allowance arising from liquidation of a subsidiary	–	(3,633)	–
Utilization of prior year tax losses	(6,186)	–	–
Changes in valuation allowance	2,473	(291)	466
Written-off deferred tax	215	-	184
Tax exempt on income	(2,583)	(1,453)	(99)
Difference due to effect of tax holidays	(583)	–	–
Unrecognized tax benefits	354	1,026	34
Deferred tax liability arising from undistributed earnings	578	193	429
Effect of temporary tax rate changes on deferred tax assets	–	862	–
Effect of changes in temporary differences to realized in different periods with different enacted tax rates	–	–	408
Withholding tax on dividends	–	–	427
Others	–	(702)	(607)
Total tax income for the year	$ 6,441	$ 4,566	$ 8,383

Pacific Thai had deferred tax assets (mainly from prior year net operating losses) of $3,633 with a 100% valuation allowance as of December 31, 2010. Following the de-registration of Pacific Thai on January 5, 2011, its deferred tax assets could no longer be realized and thus were written off. The corresponding valuation allowance was reversed during the year.

Deferred tax liabilities and assets comprised the following:

	As of December 31,
	2011	2012

Deferred tax liabilities:

Outside basis differences	$ (2,172)	$ (2,650)

Total deferred tax liabilities	(2,172)	(2,650)

Deferred tax assets:
Unused tax losses	1,181	1,140
Allowance for doubtful accounts	682	372
Inventory impairment	744	359
Allowance for impairment in investment	933	913
Rebates and other accrued liabilities	1,980	1,299
Unpaid retirement benefits	854	660
Charges related to flooding in Thailand	874	8
Deferred revenue and cost of sales	320	625
Actuarial loss	–	1,045
Unabsorbed depreciation	–	960

Total deferred tax assets	7,568	7,381
Valuation allowance for deferred tax assets (note 10)	(875)	(1,341)

Total deferred tax assets	6,693	6,040

Net deferred tax assets	$ 4,521	$ 3,390

The amount of deferred tax liabilities and assets at December 31, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012

Gross current deferred tax liabilities	$ (49)	$ (63)

Gross current deferred tax assets	5,234	3,282
Valuation allowance for deferred tax assets	–	(85)

	5,234	3,197

Net current deferred tax assets	5,185	3,134

Gross non-current deferred tax liabilities	(2,123)	(2,587)

Gross non-current deferred tax assets	2,334	4,099
Valuation allowance for deferred tax assets	(875)	(1,256)

	1,459	2,843

Net non-current deferred tax (liabilities) assets	(664)	256

Net deferred tax assets	$ 4,521	$ 3,390

The deferred tax liabilities and assets are presented in the accompanying consolidated balance sheets as follows:

	As of December 31,
	2011	2012

Current
Deferred tax assets	$ 5,185	$ 3,134

Total current	5,185	3,134

Non-current
Deferred tax assets	517	2,475
Deferred tax liabilities	(1,181)	(2,219)
Total non-current	(664)	256

Net deferred tax assets	$ 4,521	$ 3,390

As of December 31, 2011 and 2012, the Company has available unused net operating losses that may be applied against future taxable income and that expire as follows respectively:

Year of expiration	2011	2012
2012	$ 656	$ –
2013	461	477
2014	853	864
2015	356	361
2016	839	856
2017	–	1,661
No expiration	1,801	–
	$ 4,966	$ 4,219

The remaining net operating losses can be carried forward, subject to any condition to be met under the relevant tax laws of the respective jurisdictions. The utilization of these net operating loss carry forwards is subject to agreement by the income tax authorities in the respective jurisdictions.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Change in Uncertain Tax Positions	As of December 31,
	2010	2011	2012
Balance at January 1	$ 2,198	$ 2,332	$ 2,640
Additions based on tax positions related to the current year	134	308	28
Additions for tax positions of prior years	–	–	–
Settlements	–	–	–
Decrease due to lapses in statute of limitations	–	–	(366)

Balance at December 31	$ 2,332	$ 2,640	$ 2,302

The Company is not expecting there would be any reasonably possible change in the total amounts of unrecognized tax benefits within twelve months of the reporting date. As of December 31, 2011 and 2012, the amount of unrecognized tax benefits (excluding interest and penalties) included in the consolidated balance sheets that would, if recognized, affect the effective tax rate is $2,640 and $2,302, respectively.

The Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties the Company have provided as of the dates listed below were:

	As of December 31,
	2010	2011	2012
Accrued interest on unrecognized tax benefits	$ 1,373	$ 1,783	$ 2,143
Accrued penalties on unrecognized tax benefits	1,948	2,256	2,284
Total accrued interest and penalties on unrecognized tax benefits	$ 3,321	$ 4,039	$ 4,427